Expense Example	Jun. 29, 2026 USD ($)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	817
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	635
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	863
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	681
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	580
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	529
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	713
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	33
Expense Example, with Redemption, 5 Years	60
Expense Example, with Redemption, 10 Years	139
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,555